SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [   ]

     Pre-Effective Amendment No. 2                                     [X]

     Post-Effective Amendment No. ___                                 [   ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [   ]

     Amendment No. 2                                                   [X]



                                 LONGBOAT TRUST
               (Exact name of registrant as specified in charter)
                          (Formerly named "OTI Trust")


The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio
                                   44114-1800
                    (Address of principal executive offices)

                  Registrant's Telephone Number:  216-687-1000



  Richard A. Barone, The Tower at Erieview, 36th Floor, 1301 East Ninth Street,
                           Cleveland, Ohio 44114-1800
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
       2300 BP America Building, 200 Public Square, Cleveland, Ohio 44114



Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                 LONGBOAT TRUST
                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET

Part A
Item No.       Caption                     Location

1.             Cover Page                  Cover Page

2.             Synopsis                    Highlights

3.             Condensed Financial
               Information                 Not Applicable

4. General Description of Registrant Investment Objective and Management Techniques, General Information,
                                           Risks and Other Considerations

5.             Management of the Fund      Investment Management

6.             Capital Stock and Other
               Securities                  General Information

7.             Purchase of Securities
               Being Offered               How to Purchase Shares

8.             Redemption or Repurchase    How to Redeem Shares

9.             Pending Legal Proceedings   None

Part B
Item No.       Caption                     Location

10.            Cover Page                  Cover Page

11.            Table of Contents           Table of Contents

12.            General Information and
               History                     General Information and History

13.            Investment Objectives and
               Policies                    Investment Objective and Policies

14.            Management of the Fund      Management of the Fund

15.            Control Persons and Holders
               Principal of Securities     Ownership of Shares

16.            Investment Advisory and
               Other Services              Investment Advisory and
                                           Other Services

17.            Brokerage Allocation        Brokerage Allocation

18.            Capital Stock and Other
               Securities                  Capital Stock and Other Securities

19.            Purchase, Redemption and
               Pricing Purchase, Redemption and Pricing of Securities Being Offered

20.            Tax Status                  Tax Status

21.            Underwriters                Distributors

22.            Calculation of
               Performance Data            Performance

23.            Financial Statements        Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate Item, as numbered, in Part C to this Registration Statement.

MAXUS OTI FUND                  The Tower at Erieview, 36th Floor
Class C Shares                             1301 East Ninth Street
Class D Shares                              Cleveland, Ohio 44114
                                                   (216) 687-1000


Maxus OTI Fund (the "Fund") is a diversified portfolio of Longboat Trust, an open-end management investment company (the "Trust").

The Fund has an investment objective of obtaining capital appreciation. Under normal circumstances, at least 80% of the value of this Fund's total assets (other than money market investments) will consist of equity securities.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated the same date as this Prospectus and is available upon request and without charge by calling the Fund at (216) 687-1000. Such additional information is hereby incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                           PROSPECTUS/October 1, 1999


Investors are advised to read this Prospectus and to retain it for future reference.

                                   HIGHLIGHTS

Investment Objective. The Fund is a diversified fund. The investment objective of the Fund is to obtain capital appreciation. No assurance can be given that the Fund will achieve its objective. See "Investment Objective and Management Techniques."

Sales Charges. The Fund sells and redeems its shares at net asset value without any front-end sales charges. Class C Shares are subject to distribution and service (12b-1) fees to aid the distribution of such shares. See "Distribution Plan."

Liquidity. The Fund continuously offers and redeems shares at the net asset value next computed after receipt by the Fund's Transfer Agent of a purchase order or redemption request in proper form. See "How to Purchase Shares" and "How to Redeem Shares."

Minimum Investment. For Class C Shares, the minimum initial investment is $1,000, with subsequent minimum investments of $100. For Class D Shares, the minimum initial investment is $1,000,000, with subsequent minimum investments of $10,000. See "How to Purchase Shares." The Fund has the right to redeem the shares in an account and pay the proceeds to the shareholder if, because of shareholder redemptions, the value of the account drops below $1,000 in the case of Class C Shares or $1,000,000 in the case of Class D Shares. See "How to Redeem Shares."

Dividends.   The  Fund  intends  to pay dividends  at  least  once  annually  to
shareholders.   Unless otherwise directed, all dividends will  be  automatically reinvested in additional shares.  See "Dividends, Distributions and Taxes."

Investment Adviser. Maxus Asset Management Inc. ("MAM" or the "Adviser") is the investment adviser for the Fund. Its annual fee is 1% of the Fund's average daily net assets. This fee is higher than that paid by most other investment companies. Since 1976 MAM has been an investment adviser to individuals, retirement plans, corporations and foundations. MAM is controlled by Richard A. Barone, Chairman of the Fund. See "Investment Management."

Sub-Adviser. The Fund's Sub-Adviser is Morton H. Sachs & Company. The Sub-Adviser obtains and performs fundamental research, performs analysis and makes recommendations to the Adviser with respect to the purchase or sale of specific investments. The Adviser pays the Sub-Adviser a sub-advisory fee at the rate of
 .50% of the Fund's average daily net assets.  See "Investment Management."

Distributor. Shares of the Fund are offered by Maxus Securities Corp ("MSC") and by the Sub-Adviser, each an NASD broker-dealer, on a best efforts basis.
MSC is controlled by Richard A. Barone, Chairman of the Trust. See "Other Information Concerning Purchase of Shares" and "Distribution Plan."

Risk Factors. The Fund is not intended to provide a balanced investment program to meet all requirements of every investor. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.

     The Fund is expected to have a high rate of portfolio turnover relative to other mutual funds, which may result in the Fund paying more brokerage commissions and having higher amounts of realized investment gain subject to the payment of taxes by shareholders. See "Risks and Other Considerations."


                                    FEE TABLE


Shareholder transaction expenses

                                        Class C     Class D

Maximum sales charge (load) on           none        none
purchases

Maximum deferred sales charge            none        none
(load) as a % of purchase or sale
price, whichever is less

Annual Fund Operating Expenses (as a percentage of average net assets)


                                    Class C       Class D

Management Fees                      1.00%         1.00%

12b-1 Fees                           0.60%         0.00%

Other Expenses*                      1.25%         1.25%

Total Fund Operating                 2.85%         2.25%
Expenses*

*Based on estimated expenses for the current fiscal year.


     The 12b-1 fee in the foregoing table is an asset-based sales charge as defined in the Rules of Fair Practice of the National Association of Securities Dealers (the "Rules"). The existence of this charge may cause long-term shareholders to pay more in total sales charges than the economic equivalent of the maximum front-end sales charges permitted under those Rules.

     A shareholder who requests that the proceeds of a redemption be sent by wire transfer will be charged for the cost of such wire, which is $10.00 as of the date of this Prospectus (subject to change without notice).

Examples

     You would pay the following expenses on a $1,000 investment in the Fund over the following time periods, assuming a 5% annual return:


                       1 Year   3 Years

     Class C            $29       $88

     Class D            $23       $70

     The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The Example set forth in the foregoing table should not be considered a representation of actual or expected expenses or returns. Actual expenses or returns may be greater or lesser than those shown.


         INVESTMENT OBJECTIVE AND MANAGEMENT TECHNIQUES

Investment Objective

     The investment objective of the Fund is to obtain capital appreciation. This objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund's shares.

     In seeking its objective, under normal conditions, the Fund will invest at least 80% of its total assets (other than "money market investments" as defined below) in equity securities and certain other mutual funds as described below. Equity securities are common stocks and preferred stocks and securities convertible or exchangeable into common stocks or preferred stocks. The Fund seeks to maximize capital appreciation by investing in equity securities that represent excellent value in relation to companies' cash-generating ability, net assets, and perceived future earning power, thus providing an excellent opportunity for achieving capital appreciation.

     The Fund implements this strategy through a two-step stock selection process that consists of trend analysis and fundamental research. The Fund uses a proprietary stock price indicator obtained through the Sub-Adviser to the Fund. (See "Investment Management -- Investment Adviser and Sub-Adviser"). This indicator incorporates technical, statistical, analytical and mathematical factors to estimate the most probable future price movements for each of 9000 stocks and for the equity markets in general. To those equity securities which this indicator suggests are particularly likely to appreciate within a given time period, the Adviser will apply fundamental research and analysis (considering fundamental company-specific factors such as price-to-earnings ratio, debt-to-equity ratio, price-to-sales ratio, cash flow and insider transactions) to select for investment securities which the Adviser believes represent excellent value. A portion of the Fund's assets will be invested in securities of smaller companies, which are subject to special risks. (See "Risks and Other Considerations").

Money Market Investments and Debt Securities

     Under normal conditions, the Fund also may invest up to 20% of its total assets in cash, high-quality commercial paper (i.e., rated A-1 or A-2 by Standard & Poor's), other money market instruments and money market mutual funds (collectively, "money market investments"), investment grade corporate debt securities (i.e., rated BBB or better by Standard & Poor's), U. S. Government Securities and U.S. Government agency securities. In addition, when the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in money market investments. Please refer to Appendix A for a description of these ratings.

Investments in Other Funds and SPDRs

     The Fund intends to seek its investment objective by investing, under normal conditions, a substantial portion of its assets in other mutual funds and/or Standard & Poor's Depository Receipts (and similar securities). These investments are described below.

     Mutual Funds. The Fund may invest in other mutual funds, including mutual funds whose investment objectives are to provide investment results which either
(i) generally correspond to the performance of a recognized stock price index ("index funds"), (ii) generally correspond to a specified multiple of the performance of a recognized stock price index ("leveraged index funds"), (iii) generally correspond to the inverse (opposite) of the performance of a recognized stock price index ("bear funds") or (iv) generally correspond to a specified multiple of the inverse (opposite) of the performance of a recognized stock price index ("leveraged bear funds").

     The Fund may invest in index funds and/or leveraged index funds when the proprietary stock price indicator utilized by the Fund indicates that equity prices in general are likely to rise in the near term. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated. For example, on a day when the S&P 500 Index increases by 1%, an index fund which seeks investment results that correspond generally to the performance of the S&P 500 Index should experience a gain in net asset value of approximately 1%. Conversely, if the S&P 500 Index were to decrease by 1% on a particular day, the net asset value of the same fund should decrease approximately 1%. These results (whether positive or negative) would be magnified in the case of a leveraged index fund. For example, a leveraged index fund which seeks investments results that correspond generally to twice the performance of the S&P 500 Index should experience a gain in net asset value of approximately 2% on a day when the S&P 500 Index increases by 1%, but should experience a loss in net asset value of approximately 2% on a day when the S&P 500 Index decreases by 1%. Due to the nature of index funds and leveraged index funds, the Fund could experience substantial losses on such investments during periods of declining equity prices.

     The Fund may invest in bear funds and/or leveraged bear funds when the stock price indicator utilized by the Fund indicates that equity prices in general are likely to decline in the near term. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek to profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. For example, on a day when the S&P 500 Index decreases by 1%, a bear fund which seeks investment results that correspond to the inverse of the performance of the S&P 500 Index should experience a gain in net asset value of approximately 1%. Conversely, if the S&P 500 Index were to increase by 1% on a particular day, the net asset value of the same fund should decrease approximately 1%. These results (whether positive or negative) would be magnified in the case of a leveraged bear fund. For example, a leveraged bear fund which seeks investments results that correspond to twice the inverse (opposite) of the performance of the S&P 500 Index should experience a gain in net asset value of approximately 2% on a day when the S&P 500 Index decreases by 1%, but should experience a loss in net asset value of approximately 2% on a day when the S&P 500 Index increases by 1%. Due to the nature of bear funds and leveraged bear funds, the Fund could experience substantial losses on such investments during periods of rising equity prices.

     SPDRs. In addition, the Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"), which are shares of certain unit investment trusts traded on the American Stock Exchange. Each SPDR represents a proportionate interest, in substantially the same weighting, in the stocks that make up a particular stock index published by Standard & Poor's Corporation. The Fund may also invest in similar securities representing proportionate interests in stocks making up certain other stock indices. Due to the nature of SPDRs and similar securities, the Fund could experience substantial losses on such investments during periods of declining equity prices.

Portfolio Turnover

     The Fund is not restricted with regard to portfolio turnover and will make changes in its investment portfolios from time to time as business and economic conditions and market prices may dictate and their respective investment policies may require. It is estimated that the portfolio turnover rate generally will not exceed 500%. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends, Distributions and Taxes" below.


              INVESTMENT POLICIES AND RESTRICTIONS

     The Fund has adopted certain fundamental policies which may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Certain of these policies are detailed below, while other policies are set forth in the Statement of Additional Information.

     The Fund may not:

         (1) acquire more than 10% of the outstanding voting securities of any one issuer;

         (2) invest more than 25% of the value of such Fund's total assets in securities of companies in a particular industry (except obligations issued or guaranteed by the United States Government, its agencies and instrumentalities). However, through its investment in other mutual funds, the Fund indirectly may invest more than 25% of its assets in one industry.

     Changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of the investment restrictions so long as such restrictions are observed by the Fund at the time it purchases any security. Other investment policies are discussed in the Statement of Additional Information under the heading "Investment Policies and Restrictions."



                 RISKS AND OTHER CONSIDERATIONS

In General

     The Fund is not intended to provide a balanced investment program to meet all requirements of every investor. No assurance can be given that the Fund will achieve its investment objective.

     The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The value of an investment in the Fund may sometimes decrease instead of increase.

Portfolio Turnover

     The Fund is expected to have a high rate of portfolio turnover relative to other mutual funds, which may result in the Fund paying more brokerage commissions and having higher amounts of realized investment gain subject to the payment of taxes by shareholders.

Investments in Smaller Companies

     A portion of the Fund's assets will be invested in securities of smaller companies. These smaller companies may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

Investments in Other Mutual Funds and SPDRs

     The following risks are related to the Fund's investment in other mutual funds and SPDRs:

     Index and Leveraged Index Funds. The Fund may invest in "index funds" or "leveraged index funds." (See "Investment Objective and Management Techniques -- Investments in Other Funds and SPDRs.") If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

     Bear and Leveraged Bear Funds. The Fund may also invest in "bear funds" or "leveraged bear funds." (See "Investment Objective and Management Techniques -- Investments in Other Funds and SPDRs.") If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

     Duplication of Expenses. An investor in the Fund will bear not only his proportionate share of the expenses of the Fund but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses and other miscellaneous expenses. However, the Fund will not invest in shares of underlying mutual funds which charge sales loads and the Adviser will not receive any distribution (12b-1) fees in respect of the sale of such shares to the Fund.

     Concentration. Through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry. Such indirect concentration of the Fund's assets may subject the shares of the Fund to greater fluctuation in value than would be the case in the absence of such concentration.

     Investment Restrictions. The Fund, together with any "affiliated persons" (as defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of any underlying fund. For this purpose, shares of underlying funds held by private discretionary investment advisory accounts managed by the Adviser or the Sub-Adviser will be aggregated with those held by the Fund. Accordingly, when affiliated persons and other accounts managed by the Adviser or the Sub-Adviser hold shares of any of the underlying funds, the Fund's ability to invest fully in shares of those funds is restricted, and the Adviser must then in some instances, select alternative investments that would not have been its first preference.

     Redemption Limitations. In the event the Fund holds more than one percent (1%) of an underlying fund's shares, the 1940 Act provides that the underlying fund will be obligated to redeem only 1% of the underlying fund's outstanding shares during any period of less than 30 days. To the extent that, due to this restriction, the Fund is unable at its discretion to dispose of shares of an underlying fund, the Fund would not be able to protect itself against a decline in value of such shares during the period such restrictions remain in effect. Any shares of an underlying fund held by the Fund in excess of 1% of the underlying fund's outstanding shares will be considered not readily marketable securities that, together with other such securities, may not exceed 15% of the Fund's net assets.

     Investments in SPDRs. The Fund may invest in SPDRs and similar securities. Due to the nature of SPDRs and similar securities, the Fund could experience substantial losses on such investments during periods of declining equity prices. (See "Investment Objective and Management Techniques -- Investments in Other Mutual Funds and SPDRs.")

                                   PERFORMANCE

     From time to time, the Fund may advertise performance data represented by a cumulative total return or an average annual total return. Total returns are based on the overall or percentage change in value of a hypothetical investment in the Fund and assume all of the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, it should be recognized that they are not the same as actual year-by-year results.

     Performance may be compared to well-known indices such as the Dow Jones Industrial Average or alternative investments such as Treasury Bills. Also, the Fund may include published editorial comments compiled by independent organizations such as Lipper Analytical Services or Morningstar, Inc.

     All performance information is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

     Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders which may be obtained from the Fund without charge.


                             HOW TO PURCHASE SHARES

     By this Prospectus, the Fund is offering Class C Shares and Class D Shares. All shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Class C Shares

     Class C Shares may be purchased by any investor without a front-end or a deferred sales charge. A minimum initial investment of $1,000 is required to open a Class C Shares account with subsequent minimum investments of $100. Investment minimums may be waived at the discretion of the Fund. Distribution and service (12b-1) fees are .60% per year.

Class D Shares

     Class D Shares may be purchased without a front-end or a deferred sales charge by (1) financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their qualified fiduciary accounts, employee benefit or retirement plan accounts or other qualified accounts, (2) securities brokers or dealers acting on their own behalf or on behalf of their clients, (3) directors or employees of the Fund or of the Adviser or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals. These requirements for the purchase of Class D Shares may be waived in the sole discretion of the Fund. There are no distribution or service fees.

     A minimum initial investment of $1,000,000 is required to open a Class D Shares account with subsequent minimum investments of $10,000. Investment minimums may be waived at the discretion of the Fund.

Shareholders Accounts

     When a shareholder invests in the Fund, Mutual Shareholder Services LLC, the Transfer Agent for the Fund, will establish an open account to which all full and fractional shares (to three decimal places) will be credited, together with any dividends and capital gains distributions, which are paid in additional shares unless the shareholder otherwise instructs the Transfer Agent. Stock certificates will be issued for full shares only when requested in writing. Each shareholder is notified of the status of his account following each purchase or sale transaction.

Initial Purchase

     The initial purchase may be made by check or by wire in the following manner:

By Check. The Account application which accompanies this Prospectus should be completed, signed, and, along with a check for the initial investment payable to Maxus OTI Fund, mailed to: Mutual Shareholder Services LLC, The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114.

By Wire. In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: Star Bank, N.A. Cinti/Trust, ABA #0420-0001-3, [F/F/C Account No. _____________ Maxus Mutual Funds DDA ___________ (Star Bank Trust)]. Also provide the shareholder's name and account number. In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, Mutual Shareholder Services LLC, at (216) 736-3500 or toll-free at 877-59- FUNDS. The investor's bank may charge a fee for the wire transfer of funds.

Subsequent Purchases

     Investors may make additional purchases in the following manner:

By Check. Checks made payable to Maxus OTI Fund should be sent, along with the stub from a previous purchase or sale confirmation, to Mutual Shareholder Services LLC, The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114.

By  Wire.   Funds  may  be  wired  by following the  previously  discussed  wire instructions for an initial purchase.

By Telephone. Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder's account in the Fund on the preceding day for which payment has been received, by telephoning Mutual Shareholder Services LLC, at (216) 736-3500 or toll-free at 877-59-FUNDS and identifying their account by number. Shareholders wishing to available themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund. A confirmation will be mailed and payment must be received within 3 business days of date of purchase. If payment is not received within 3 business days, the Fund reserves the right to redeem the shares purchased by telephone, and if such redemption results in a loss to the Fund, redeem sufficient additional shares from the shareholder's account to reimburse the Fund for the loss. Payment may be made by check or by wire. The Adviser has agreed to hold the Fund harmless from net losses resulting from this service to the extent, if any, not reimbursed from the shareholder's account. This telephone purchase option may be discontinued without notice.


Systematic Investment Plan

     The Systematic Investment Plan permits investors to purchase shares of the Fund at monthly intervals. Provided the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at
(216) 736-3500 or toll-free at 877-59-FUNDS to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Price of Shares

     The price paid for shares of a certain class of the Fund is the net asset value per share of such class of the Fund next determined after receipt by the Transfer Agent of properly identified purchase funds, except that the price for shares purchased by telephone is the net asset value per share next determined after receipt of telephone instructions. Net asset value per share is computed for each class of the Fund as of the close of business (currently 4:00 P.M., New York time) each day the New York Stock Exchange is open for trading and on each other day during which there is a sufficient degree of trading in the Fund's investments to affect materially net asset value of its redeemable securities. For purposes of pricing sales and redemptions, net asset value per share of each class of the Fund is calculated by determining the value of the class's proportional interest in the assets of the Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable to such class, and dividing such amount by the number of shares of such class outstanding.

     For purposes of computing the net asset value per share, securities listed on a national securities exchange or on the NASDAQ National Market System will be valued on the basis of the last sale of the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day or, if market quotations are not readily available, at fair value as determined in good faith by the Board of Trustees. Unless the particular circumstances (such as an impairment of the credit-worthiness of the issuer) dictate otherwise, the fair value of short-term securities with maturities of 60 days or less shall be their amortized cost. All other securities and other assets of the Fund will be valued at their fair value as determined in good faith by the Board of Trustees.

Other Information Concerning Purchase of Shares

     The Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons. If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss. The Adviser has agreed to hold the Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor. For purchases of $50,000 or more, the Fund may, in its discretion, require payment by wire or cashier's or certified check.

     Shares of the Fund are offered, on a best efforts basis by the Fund's Distributors, Maxus Securities Corp ("MSC") (an affiliate of the Adviser) and the Sub-Adviser, each an NASD broker-dealer. Purchases of the Fund's shares through MSC will be transmitted promptly to the Transfer Agent so that the investor's purchase order receives the net asset value next determined following receipt of the order by either Distributor. The address of MSC is The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114. The address of the Sub-Adviser is 1346 S. Third Street, Louisville, Kentucky 40208.


                              HOW TO REDEEM SHARES

     All shares of each class of the Fund offered for redemption will be redeemed at the net asset value per share of such class of the Fund next determined after receipt of the redemption request, if in good order, by the Transfer Agent. Because the net asset value of the Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for the shares. Redemption proceeds will be mailed to the shareholder's registered address of record or, if $5,000 or more, may be transmitted by wire, upon request, to the shareholder's pre-designated account at a domestic bank. The shareholder will be charged for the cost of such wire. If shares have been purchased by check and are being redeemed, redemption proceeds will be paid only after the check used to make the purchase has cleared (usually within 15 days after payment by check). This delay can be avoided if, at the time of purchase, the shareholder provides payment by certified or cashier's check or by wire transfer.

Redemption by Mail

     Shares may be redeemed by mail by writing directly to the Fund's Transfer Agent, Mutual Shareholder Services LLC, The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114. The redemption request must be signed exactly as the shareholder's name appears on the registration form, with the signature guaranteed, and must include the account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the registration.

     If a shareholder is in possession of the stock certificate, these certificates must accompany the redemption request and must be endorsed as registered with a signature guarantee. Additional documents may be required for registered certificates owned by corporations, executors, administrators, trustees or guardians. A request for redemption will not be processed until all of the necessary documents have been received in proper form by the Transfer Agent. A shareholder in doubt as to what documents are required should contact Mutual Shareholder Services LLC at (216) 736-3500 or toll-free at 877-59-FUNDS.
     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public is not an acceptable guarantor. The Fund may in its discretion waive the signature guarantee in certain instances.

Redemption By Telephone

     Shares may be redeemed by telephone by calling Mutual Shareholder Services LLC at (216) 736-3500 or toll-free at 877-59-FUNDS between 9:00 A.M. and 4:00 P.M. eastern time on any day the New York Stock Exchange is open for trading. An election to redeem by telephone must be made on the initial application form or on other forms prescribed by the Fund which may be obtained by calling the Fund at (216) 687-1000. This form contains a space for the shareholder to supply his own four digit identification number which must be given upon request for redemption. The Fund will not be liable for following instructions communicated by telephone that the Fund reasonably believes to be genuine. If the Fund fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Any changes or exceptions to the original election must be made in writing with signature guaranteed, and will be effective upon receipt by the Transfer Agent. The Transfer Agent and the Fund reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption option without notice. The minimum telephone redemption is $1,000.

Other Information Concerning Redemption

     The Fund reserves the right to take up to seven days to make payment if, in the judgment of the Fund's Investment Adviser, the Fund could be affected adversely by immediate payment. In addition, the right of redemption for the Fund may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary week-end and holiday closings), (b) when trading in the markets that the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (c) for any other periods as the SEC by order may permit for protection of the Fund's shareholders.

     Due to the high cost of maintaining accounts, the Fund has the right to redeem, upon not less than 30 days written notice, all of the shares of any shareholder if, through redemptions, the shareholder's account has a net asset value of less than $1,000 in the case of Class C Shares or $1,000,000 in the case of Class D Shares. A shareholder will be given at least 30 days written notice prior to any involuntary redemption and during such period will be allowed to purchase additional shares to bring his account up to the applicable minimum before the redemption is processed.


                           SYSTEMATIC WITHDRAWAL PLAN

     Shareholders who own shares of the Fund valued at $15,000 or more may elect to receive a monthly or quarterly check (or direct deposit to the shareholder's checking account) in a stated amount (minimum amount is $100 per month or quarter). Shares will be redeemed at net asset value as may be necessary to meet the withdrawal payments. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually depleted. A withdrawal plan may be terminated at any time by the shareholder or the Fund. Costs associated with a withdrawal plan are borne by the Fund. Additional information regarding systematic withdrawal plans may be obtained by calling Mutual Shareholder Services LLC at (216) 736-3500 or toll-free at 877-59-FUNDS.


                              INVESTMENT MANAGEMENT

Trustees and Officers

     The business and affairs of the Fund are managed under the direction of the Board Trustees of the Trust, as required by Ohio law. The day-to-day operations of the Fund are conducted through or under the direction of its officers. By virtue of the responsibilities assumed by MAM as investment adviser (see below), the Fund has no executive employees other than their officers, each of whom is employed by MAM or its affiliates and none of whom devotes full time to the affairs of the Fund. No officer, director or employee of MAM or any of its affiliates receives any compensation from the Fund for serving as a Trustee or officer of the Fund. The Fund pays each Trustee who is not an officer, director or employee of MAM, the Sub-Adviser or any of their affiliates a fee for each meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses.

Investment Adviser and Sub-Adviser

     The Fund has retained as its investment adviser Maxus Asset Management Inc ("MAM" or the "Adviser"), The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, an investment management organization founded in 1976. The Adviser is actively engaged in providing discretionary investment management services to institutional and individual clients and is registered under the Investment Advisers Act of 1940.

     MAM is a wholly owned subsidiary of Resource Management Inc, dba Maxus Investment Group ("RMI"), an Ohio corporation with interests primarily in the financial services industry. RMI also owns all of the shares of Maxus Securities Corp ("MSC"), an NASD broker/dealer through which shares of the Fund are being offered. Mr. Richard A. Barone is the president and controlling shareholder of RMI and, therefore, is deemed to be in control of MAM and MSC. Mr. Barone is the person primarily responsible for the management of the portfolio of the Fund. He has been President of MAM since 1976.

     Subject to the supervision and direction of the Trustees, MAM, as investment adviser, manages the Fund's portfolio in accordance with the stated policies of the Fund. Based upon recommendations of the Sub-Adviser as explained below, MAM makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. In addition, MAM or its affiliates furnishes office facilities and clerical and administrative services, pays the salaries of all officers and employees who are employed by both it and the Fund and, subject to the direction of the Trust's Board of Trustees, is responsible for the overall management of the business affairs of the Fund, including the provision of personnel for recordkeeping, the preparation of governmental reports and responding to shareholder communications.

     The Adviser has retained Morton H. Sachs & Company (the "Sub-Adviser"), 1346 S. Third Street, Louisville, Kentucky 40208, as the Sub-Adviser of the Fund. The Sub-Adviser obtains and performs fundamental research, performs analysis of such research and makes recommendations to the Adviser with respect to the purchase or sale of specific investments. A key component of the fundamental research utilized by the Sub-Adviser is a proprietary stock price indicator service provided to the Sub-Adviser by OTI Equity Research Inc. ("OTI"). All final investment decisions are made by the Adviser.

     The Sub-Adviser is an investment management organization founded in 1974. The Sub-Adviser is actively engaged in providing discretionary investment management services to institutional and individual clients and is registered under the Investment Advisors Act of 1940. The Sub-Adviser is also an NASD broker-dealer through which shares of the Fund are being offered.

Advisory Fee, Sub-Advisory Fee and Other Expenses

     The Adviser receives from the Fund as compensation for its services to the Fund a fee at the annual rate of 1% of the Fund's average daily net assets. The Adviser pays the Sub-Adviser a sub-advisory fee at the annual rate of .50% of the Fund's average daily net assets. The Adviser also reimburses the Sub-Adviser for a portion of the amounts paid by the Sub-Adviser to obtain research from OTI.

     The Fund pays all expenses not assumed by the Adviser, including brokerage fees and commissions, fees of Trustees not affiliated with MAM or the Sub-Adviser, expenses of registration of the Fund and of the shares of the Fund with the Securities and Exchange Commission and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of trust existence such as the filing of reports required by state law, any taxes payable by the Fund, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, fees and expenses of legal counsel, and costs of printing share certificates, portfolio pricing services and shareholder meetings, and costs pursuant to the Fund's plan of distribution described below.

Distribution Plan

     Under a plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act with respect to the Class C Shares (the "Plan"), the Fund pays each of its Distributors, MSC and the Sub-Adviser, shareholder servicing and distribution fees at the annual rate of .60% of the average daily net assets attributable to Class C Shares which were sold through such Distributor. Such fees will be used to reimburse MSC and the Sub-Adviser for administration, shareholder services and distribution assistance, including, but not limited to
(i) compensation to securities dealers and other persons and organizations ("Service Organizations") for providing distribution assistance with respect to Class C Shares, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Class C Shares, and (iii) otherwise promoting the sale of Class C Shares, including paying for the preparation of advertising and sales literature and the printing and distribution of such materials to prospective investors. The fees paid to MSC and the Sub-Adviser under the Plans are payable without regard to actual expenses incurred. Third parties also may charge fees to their clients who are beneficial owners of Class C Shares in connection with their clients' accounts. These fees would be in addition to any amounts which may be received by them from MSC or the Sub-Adviser under the Plans.

Execution of Portfolio Transactions

     Orders for transactions in portfolio securities for the Fund are placed by the Adviser with securities broker-dealers with the objective of obtaining the best available price, investment services and execution. Cost of execution (commissions) is an important consideration but may not be the overriding determinant. Based upon this consideration the Adviser makes substantial use of the services of (i) MSC, an affiliate of the Fund and of the Adviser and (ii) the Sub-Adviser, but is not required to do so in either case.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund will declare and pay, at least annually, dividends to shareholders of substantially all of its net investment income, if any, earned during the year from investments, and will distribute net realized capital gains, if any, once each year. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the Fund unless the shareholder has notified such Fund in writing of his election to receive distributions in cash. As a result of the application of the Plan to Class C Shares, the amount of dividends on Class D Shares will exceed the amount of dividends on Class C Shares.

     The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify continually as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Such qualification removes from the Fund any liability for federal income taxes upon the portion of its income distributed to shareholders and makes federal income tax upon such distributed income generated by the Fund's investments the sole responsibility of the shareholders. Continued qualification requires the Fund to distribute to its shareholders each year substantially all of its income and capital gains. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible four percent (4%) excise tax. To prevent imposition of the excise tax the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its calendar year net ordinary income, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending December 31 of such year, and (3) 100% of any undistributed net ordinary income and net capital gains for previous years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in December of that year with a record date in December and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will notify shareholders of the tax status of dividends and distributions.
     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder, even though subject to income taxes.

     The Fund may also, from time to time, pay dividends in excess of net income and net realized capital gains. Any such excess dividends would constitute a non-taxable return of capital to the shareholder.

     Depending  on  the   residence  of  the   shareholder   for  tax  purposes,
distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the tax consequences of ownership of shares of the Fund in their particular circumstances.

     In accordance with the Code, the Fund may be required to withhold a portion of dividends or redemptions or capital gains paid to a shareholder and remit such amount to the Internal Revenue Service if the shareholder fails to furnish the Fund with a correct taxpayer identification number, if the shareholder fails to supply the Fund with a tax identification number altogether, if the investor fails to make a required certification that his taxpayer identification number is correct and that he is not subject to backup withholding, or if the Internal Revenue Service notifies the Fund to withhold a portion of such distributions from a shareholder's account.

                               GENERAL INFORMATION

     The Fund is a diversified portfolio of Longboat Trust (the "Trust"). The Trust (formerly named "OTI Trust") is an open-end management investment company, organized as a business trust under the laws of the State of Ohio by a Declaration of Trust dated September 15, 1998. The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares. Each share represents an equal proportionate interest in an investment portfolio with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that portfolio as are declared at the discretion of the Trustees. All consideration received by the Trust for shares of one of the portfolios and all assets in which such consideration is invested will belong to that portfolio and will be subject to the liabilities relating thereto. Presently, only a single series of shares has been authorized, that is, the shares in the Fund.

     Shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except that (i) shares shall be voted by individual series or class when required by the 1940 Act or when the Trustees have determined that the matter affects only the interests of a particular series or class, and (ii) only the holders of Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan.

     As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular series means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or such series present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or such series are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such series.

     Although the Trust is not required to hold annual meetings of the shareholders, shareholders holding at least 10% of the Trust's outstanding shares have the right to call a meeting to elect or remove one or more of the Trustees of the Trust.

     Upon issuance and sale in accordance with the terms of this Prospectus, each share will be fully paid and non-assessable. Shares of the Fund have no preemptive, subscription or conversion rights and are redeemable as set forth under "How to Redeem Shares." The Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every agreement, obligation or instrument entered into or executed by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     In order to provide the initial capital for the Trust, RMI and Sachs each have purchased 5,000 Class D Shares of the Fund at $10.00 per share for a total purchase price of $50,000 each. As long as RMI or Sachs owns more than 25% of the Trust's shares, it will be deemed to be in "control" of the Trust as that term is defined in the 1940 Act.

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, is the custodian for the Fund's securities and cash. Mutual Shareholder Services LLC, The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114, is the Fund's Transfer, Redemption and Dividend Distributing Agent. Mutual Shareholder Services LLC is a subsidiary of RMI, the parent company of the Adviser.

     McCurdy & Associates C.P.A.'s, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been appointed as independent accountants for the Fund.

     Benesch, Friedlander, Coplan & Aronoff LLP, 2300 BP America Building, 200 Public Square, Cleveland, Ohio 44114, is legal counsel to the Fund and to the Adviser.

     Shareholder inquiries should be directed to the Secretary of the Trust at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

                                   APPENDIX A
                Description of Bond and Commercial Paper Ratings*
                          Standard & Poor's Corporation

Bonds

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than bonds in the higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for the bonds in higher rated categories.

     BBB, B, CCC and CC: Bonds rated BB, B, CCC and CC are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper

     A-1: Commercial paper rated A-1 indicates that the degree of safety regarding timely payment is very strong.

     A-2:  Commercial  paper rated A-2 indicates that the  capacity  for  timely
payment  is  strong.   However,  the  relative  degree  of  safety  is  not   as
overwhelming as for issues designated A-1.
---------------------------

*As described by Standard & Poor's Corporation.

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


TABLE OF CONTENTS                                            Page

HIGHLIGHTS                                                      2
FEE TABLE                                                       3
INVESTMENT OBJECTIVE AND MANAGEMENT TECHNIQUES                  4
INVESTMENT POLICIES AND RESTRICTIONS                            6
RISKS AND OTHER CONSIDERATIONS                                  7
PERFORMANCE                                                     8
HOW TO PURCHASE SHARES                                          9
HOW TO REDEEM SHARES                                           12
SYSTEMATIC WITHDRAWAL PLAN                                     13
INVESTMENT MANAGEMENT                                          14
DIVIDENDS, DISTRIBUTIONS AND TAXES                             16
GENERAL INFORMATION                                            17

                          Investors are advised to read
                          this Prospectus and to retain
                            it for future reference.




                                 MAXUS OTI FUND






                                   PROSPECTUS




                                 October 1, 1999

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 1999

                                 MAXUS OTI FUND
                        The Tower at Erieview, 36th Floor
                             1301 East Ninth Street
                              Cleveland, Ohio 44114
                                 (216) 687-1000


     Maxus OTI Fund (the "Fund") is a diversified portfolio of Longboat Trust, an open-end management investment company. The investment objective of the Fund is to obtain capital appreciation. This Statement of Additional Information relating to the Fund is not a prospectus and should be read in conjunction with the Fund's prospectus. A copy of the Fund's prospectus can be obtained from one of the Fund's distributors, Maxus Securities Corp, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, telephone number (216) 687-1000 or Morton H. Sachs & Company, 1346 S. Third Street, Louisville, Kentucky 40208, telephone number (502) 636-5282. The prospectus to which this Statement relates is dated the same date as this Statement of Additional Information.

     The date of this Statement of Additional Information is October 1, 1999.

                    TABLE OF CONTENTS


Caption                                 Page      Location in Prospectus

General Information and History         1         General Information

Investment Objective and Policies       1         Investment Objectives
                                                  and Management Techniques

Management of the Fund                  3         Investment Management

Ownership of Shares                     4         Not Applicable

Investment Advisory and Other           5         Investment Management
Services

Brokerage Allocation                    6         Execution of Portfolio
                                                  Transactions

Capital Stock and Other Securities      8         General Information

Purchase, Redemption and Pricing of     8         How to Purchase Shares/
Securities Being Offered                          How to Redeem Shares

Determination of Net Asset Value        8         How to Purchase Shares

Tax Status                              8         Dividends, Distributions
                                                  and Federal Taxes

Distributors                            9         Investment Management

Sales Compensation                      10        How to Purchase Shares

Contingent Deferred Sales               11        How to Redeem Shares
Charges

Financial Statements                    14        Not Applicable

                         GENERAL INFORMATION AND HISTORY

     Maxus OTI Fund (the "Fund") is a diversified portfolio of Longboat Trust (the "Trust"), an open-end management investment company. The Fund seeks capital appreciation. The Trust (formerly named "OTI Trust") was organized as a business trust under the laws of the State of Ohio pursuant to a Declaration of Trust dated September 15, 1998.


                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective and policies of the Fund are briefly described in the Prospectus under the heading "Investment Objective And Management Techniques." The Fund has also adopted the following fundamental investment policies and restrictions in addition to the fundamental investment policies described in the Prospectus under the subheading "Investment Restrictions." These policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund (as defined in the Prospectus under "GENERAL INFORMATION"). The Fund may not:

          1. Invest in securities of any registered closed-end investment company, if immediately after such purchase or acquisition the Fund would own more than 3% of the total outstanding voting stock of such company.

          2. Invest more than 15% of the Fund's net assets in securities for which market quotations are not readily available and repurchase agreements maturing in more than seven days.

          3. Lend money or securities, provided that the making of interest-bearing demand deposits with banks and the purchase of debt securities in accordance with its objective and policies are not prohibited.

          4. Borrow money except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

          5. Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

          6. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

          7. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

          8. Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

          9. Invest more than 25% of its total assets in the securities of mutual funds ("underlying funds") which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry.

The following investment policies are not fundamental. They may be changed without shareholder approval. These non-fundamental policies are as follows:

          1. The Fund will not invest more than 5% of its assets in repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of an obligation but the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed-upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the interest rate on the purchased security. The Fund will make payments for repurchase agreements only upon physical delivery or evidence of book entry transfer to the account of the custodian or bank acting as agent. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including:
     (a) possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

          2. The Fund will not make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

          3. The Fund will not write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options.

          4. The Fund will not purchase securities subject to restrictions on disposition under the Securities Act of 1933.

          5. The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the United States Government, its agencies and instrumentalities).

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                             MANAGEMENT OF THE FUND

     The following table provides biographical information with respect to each current Trustee and officer of the Trust. Each Trustee who is or may be deemed to be an "interested person" of the Fund, as defined in the Act, is indicated by an asterisk. Richard A. Barone is also a Trustee of Maxus Income Fund, Maxus Equity Fund, Maxus Laureate Fund and MaxFund Trust, four other open-end management investment companies.


Name and Address         Position Held   Principal
                         With the Fund   Occupation(s)
                                         During Past 5 Years

Richard A. Barone*       Chairman,       President of Maxus
The Tower at Erieview,   Treasurer and   Securities Corp
36th Fl                  Trustee         (broker-dealer), Maxus
1301 East Ninth Street                   Asset Management Inc.
Cleveland, Ohio 44114                    (Investment adviser)
                                         and Resource
                                         Management Inc, dba
                                         Maxus Investment Group
                                         (financial services)

Morton H. Sachs*         Trustee         President of Morton H.
1346 S. Third Street                     Sachs & Company
Louisville, Kentucky                     (investment advisor)
40208

Boyce F. Martin III      Trustee         Attorney, Brown, Todd
400 West Market                          & Heyburn, Louisville,
Street,                                  Kentucky
32nd Floor
Louisville, Kentucky
40202

Maurice J. Buchart,      Trustee         President of Buchart &
Jr.                                      Assoc.
3046 Breckenridge Lane                   (marketing) since
Louisville, Kentucky                     January, 1987;
40220                                    President of Caboose
                                         Co. (rental property)
                                         since July, 1998

Raj Aggarwal PhD.        Trustee         Professor of Finance
John Carroll                             John Carroll
University                               University
20700 North Park Blvd.
University Heights, OH
44118

Robert Fritz             Trustee         Retired
12613 West Lake Road
Vermillion, OH 44089

Robert J. Conrad         Vice President  Vice President,
The Tower at Erieview,                   Resource Management
36th Fl                                  Inc.; formerly Vice
1301 East Ninth Street                   President, American
Cleveland, Ohio 44114                    Income Plus

Robert W. Curtin         Secretary       Senior Vice President
The Tower at Erieview,                   and Secretary, Maxus
36th Fl                                  Securities Corp;
1301 East Ninth Street                   formerly Executive
Cleveland, Ohio 44114                    Vice President,
                                         Roulston & Company,
                                         Inc.

     No officer, director or employee of Maxus Asset Management Inc. ("MAM" or the "Investment Adviser") or of Morton H. Sachs & Company ("Sachs" or the "Sub-Adviser") receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an interested person of MAM or Sachs will receive from the Fund the following fees for each Board or shareholders meeting attended: $100 per meeting if net assets of such fund are under $10,000,000; $200 per meeting if net assets of such Fund are between $10,000,000 and $50,000,000; or $300 per meeting if net assets of such Fund are over $50,000,000. The estimated fees payable to the Trustees for the current fiscal year, which are the only compensation or benefits payable to Trustees, are summarized in the following table:

                       COMPENSATION TABLE

                   Aggregate Compensation       Total Compensation From All
Name of Trustee            from Fund*           Maxus Funds Paid to Trustees*

Richard A. Barone             $  0                     $  0
Morton H. Sachs               $  0                     $  0
Boyce F. Martin III           $800                     $800
Maurice J. Buchart, Jr.       $800                     $800
Raj Aggarwal                  $800                     $800
Robert Fritz                  $800                     $800

*Estimated fees for current fiscal year.


                               OWNERSHIP OF SHARES

     As of the date of this Statement of Additional Information, 50% of the outstanding shares of the Fund were owned by Resource Management, Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114 and 50% of the outstanding shares were owned by Morton H. Sachs & Company, 1346 S. Third Street, Louisville, Kentucky 40208. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Resource Management, Inc. is controlled by Richard A. Barone, the Chairman of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Sub-Adviser.

     The information appearing in the Prospectus under the captions "Investment Management - The Investment Adviser and Sub-Adviser" and "Investment Management
- Advisory Fee, Sub-Advisory Fee and Other Expenses" is hereby incorporated by reference.

     The Investment Advisory and Administration Agreement (the "Advisory Agreement") and Sub-Advisory Agreement each are subject to annual approval by
(i) the Board of Trustees or (ii) vote of a majority (as defined in the Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the Act) of such Fund or MAM or Sachs by vote cast in person at a meeting called for the purpose of voting on such approval. The Board of Trustees, including a majority of the Trustees who are not "interested persons," voted to approve the Advisory Agreement and the Sub-Advisory Agreement at a meeting held on August __, 1999. The Advisory Agreement and the Sub-Advisory Agreement are terminable without penalty, on not less than 60 days' notice, by the Board of Trustees or by vote of the holders of a majority of such Fund's shares or, upon not less than 90 days' notice, by MAM or Sachs, as the case may be. The Advisory Agreement and the Sub-Advisory Agreement each will terminate automatically in the event of its assignment.

Distribution Plan.

     The Fund has a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, pursuant to which the Fund pays each of Maxus Securities Corp ("MSC") and the Sub-Adviser shareholder services and distribution fees at the annual rate of .60% of average net assets attributable to Class C Shares which were sold through such Distributor. See "Investment Management -- Distribution Plan" in the Fund's Prospectus.

     The Trustees believe that the Plan will benefit the Fund and holders of Class C Shares. Among these benefits are: (1) reductions in the per share expenses of the Fund as a result of increased assets in the Fund; (2) reductions in the cost of executing portfolio transactions and the possible ability of the Investment Adviser in some cases to negotiate lower purchase prices for securities, due to the potentially larger blocks of securities which may be traded by the Fund as its net assets increase in size; and (3) a more predictable flow of cash which may provide investment flexibility in seeking the Fund's investment objective and may better enable the Fund to meet redemption demands without liquidating portfolio securities at inopportune times.

Other Agreements.

     The Trust has entered into an Administration Agreement with Mutual Shareholder Services LLC ("MSS"), The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114, pursuant to which MSS has agreed to act as the Fund's Transfer, Redemption and Dividend Disbursing Agent. As such, MSS maintains the Fund's official record of shareholders and is responsible for crediting dividends to shareholders' accounts. In consideration of such services, the Fund pays MSS an annual fee, paid monthly, equal to $6.75 per shareholder account (with a monthly minimum of $775) plus $12 per month for each state in which the Fund is registered under such state's securities laws, plus out-of-pocket expenses. In addition, the Fund has entered into an Accounting Services Agreement with MSS, pursuant to which MSS has agreed to provide portfolio pricing and related services, for the payment of an annual fee of $17,400 for the first $25,000,000 in net assets, $8,500 for the next $25,000,000 in net assets and $4,750 for each additional $25,000,000 in net assets, plus out-of-pocket expenses. Notwithstanding the foregoing, if for any month the average net assets of the Fund are less than $10,000,000, all of the above amounts will be reduced based on the proportion which such average net assets bears to $10,000,000.

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as the Fund's custodian. As custodian, Star Bank maintains custody of the Fund's cash and portfolio securities.

       McCurdy & Associates C.P.A.'s, Inc., independent certified public accountants located at 27955 Clemens Road, Westlake, Ohio 44145, has been selected as auditors for the Fund. In such capacity, McCurdy & Associates C.P.A.'s, Inc. periodically reviews the accounting and financial records of the Fund and examines its financial statements.


                      BROKERAGE ALLOCATION

     Decisions to buy and sell securities for the Fund are made by MAM subject to the overall supervision and review by the Board of Trustees. Portfolio security transactions for the Fund are effected by or under the supervision of MAM.

     Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or markup. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's markup or markdown.

     In executing portfolio transactions and selecting brokers and dealers, it is the Fund's policy to seek the best overall terms available. The Advisory Agreement provides that, in assessing the best overall terms available for any transaction, MAM shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes MAM, in selecting brokers or dealers to execute a particular transaction, and, in evalu ating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which MAM exercises investment discretion.

     The Board of Trustees periodically reviews the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. MAM's fee under the Advisory Agreement is not reduced by reason of MAM's receiving such brokerage and research services.

     Under the Act, a mutual fund may not pay brokerage commissions to an affiliate which exceed the usual and customary broker's commissions if the sale is effected on a securities exchange. A commission is deemed as not exceeding the usual and customary broker's commission if (i) the commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time and (ii) the Board of Trustees, including a majority of the Trustees who are not interested persons of the mutual fund, have adopted procedures reasonably designed to provide that such commission is consistent with the above-described standard, review these procedures annually for their continuing appropriateness and determine quarterly that all commis sions paid during the preceding quarter were in compliance with these procedures.

     The Fund's Board of Trustees has determined that any portfolio transaction for the Fund may be effected through MSC or the Sub-Adviser if, in MAM's judgment, the use of MSC or the Sub-Adviser is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, MSC or the Sub-Adviser charges the Fund a commission rate consistent with those charged by MSC or the Sub-Adviser to comparable unaffiliated customers in similar transactions. Each quarter, the Trustees review a report comparing the commissions charged the Fund by MSC and the Sub-Adviser to industry norms for similar sized transactions both (i) with proprietary research or other valuable services being provided and (ii) without such services being provided. Based upon such review, the Board of Trustees determines on a quarterly basis whether the commissions charged by MSC or the Sub-Adviser meet the requirements of the Act. MSC and the Sub-Adviser will not participate in commissions from brokerage given by the Fund to other brokers or dealers. Over-the-counter purchases and sales are transacted through brokers and dealers with principal market makers. The Fund will in no event effect principal transactions with MSC or the Sub-Adviser in over-the-counter securities in which MSC or the Sub-Advisor makes a market. MSC is a wholly owned subsidiary of RMI, a corporation controlled by Richard A. Barone, Chairman of the Fund. Richard A. Barone is, therefore, considered to control MSC.

     Under the rules adopted by the SEC, MSC or the Sub-Adviser may not execute transactions for the Fund on the floor of any national securities exchange, but may effect transactions for a Fund by transmitting orders for execution, providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with MSC or the Sub-Adviser. MSC or the Sub-Adviser will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation it receives from the Fund. The Fund has been advised by MSC and the Sub-Adviser that on most transactions, the floor brokerage generally constitutes from 10% to 40% of the total commissions paid.

     Even though investment decisions for the Fund are made independently from those of the other accounts managed by MAM, investments of the kind made by the Fund may also be made by those other accounts. When the Fund and one or more accounts managed by MAM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by MAM to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.


               CAPITAL STOCK AND OTHER SECURITIES

     See "General Information" in the Fund's prospectus.


  PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

     The information pertaining to the purchase and redemption of the Fund's shares appearing in the Prospectus under the captions "How To Purchase Shares" and "How To Redeem Shares" is hereby incorporated by reference. See also "Sales Compensation" and "Contingent Deferred Sales Charges" below.


                DETERMINATION OF NET ASSET VALUE

     The information pertaining to the determination of net asset value appearing in the Prospectus under the caption "How to Purchase Shares -- Price of Shares" is hereby incorporated by reference.


                           TAX STATUS

     The Fund will be treated as a separate entity for federal income tax purposes. The Fund's policy is to distribute at least annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service and to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains. Unless a shareholder elects otherwise, dividends and capital gains distributions are paid in additional shares that are credited to the shareholder's account with such Fund.

     As a result of the application of the Distribution Plan to Class C Shares only, the amount of dividends on Class D Shares will exceed the amount of dividends on Class C Shares.

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company will result in the Fund's paying no taxes on net income and net realized capital gains distributed to shareholders. To qualify for this treatment, the Fund must derive at least 90% of its gross income from dividends, interest, and gains from the sale or other disposition of securities; derive less than 30% of its gross income from the sale or other disposition of securities held for fewer than three months; invest in securities within certain limits; and distribute to its shareholders at least 90% of its net taxable income earned in any year.
     Dividends derived from a Fund's net investment income, whether received in additional shares or in cash, will be taxable to shareholders as ordinary income, but a portion may be eligible for the 70% dividends received deduction available to corporations.

     Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to a shareholder in the year in which received (except as set forth in the next paragraph), whether those distributions are accepted in cash or in additional shares, and regardless of the length of time the shareholder has held his Fund shares. These distributions, like dividends, may also be subject to state and local taxes.

     In addition to any dividends paid within the calendar year, dividends and capital gain distributions declared in December and paid the following January will be taxable in the year they are declared.

     Investors should consider carefully the tax implications of purchasing shares of the Fund just prior to the record date of a dividend or capital gains distribution. Although a dividend or distribution paid shortly after shares have been purchased is in effect a return of investment, it is subject to taxation as described above, and a sale at a loss of shares held not more than six months will be long-term capital loss to the extent of any long-term capital gain dividends received within that period.

     Shareholders must furnish the Fund with their correct Taxpayer Identification Number to avoid being subject to a 20% federal backup withholding tax on dividend distributions. Investors also must certify on the Account Application that the stated Tax Identification Number is correct and that the Investor is not subject to 20% backup withholding for previous under-reporting to the IRS. Shareholders not subject to income taxation do not have to pay an income tax on the dividend or capital gain distributions.

     Shareholders shall upon demand disclose to the Fund in writing such information with respect to direct and indirect ownership of Shares of the Fund as the Trustees of the Fund deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other taxing authority.

     Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

                                  DISTRIBUTORS

     Shares of the Fund are offered on a best-efforts basis by Maxus Securities Corp ("MSC") and the Sub-Adviser, each a registered NASD broker-dealer. MSC is a wholly-owned subsidiary of RMI, which is controlled by Richard A. Barone, Chairman of the Fund. The Sub-Adviser is controlled by Morton Sachs, a Trustee of the Fund.

     Pursuant to Distribution Agreements between the Trust and each of MSC and the Sub-Adviser, each of MSC and the Sub-Adviser has agreed to hold itself available to receive orders for the purchase of Shares of the Fund, to accept such orders on behalf of the Fund as of the time of receipt of such orders and to transmit such orders to the Fund's transfer agent as promptly as practicable. As authorized by the Plans described under "Investment Advisory and Other Services - Distribution Plan," MSC and the Sub-Adviser receive certain distribution fees for distributing and marketing the Class C Shares of the Fund. Certain employees of MSC or the Sub-Adviser may receive compensation under the Plan. See "Investment Advisory and Other Services."

     The Distribution Agreements provide that each of MSC and the Sub-Adviser shall arrange to sell the Fund's Shares as agent for the Fund and may enter into agreements with registered broker-dealers ("Selling Brokers") as it may select to arrange for the sale of such shares. MSC and the Sub-Adviser are not obligated to sell any certain number of shares.

To The Shareholders and Trustees- Longboat Trust

     We have audited the accompanying statement of assets and liabilities of Longboat Trust (comprised of the Maxus OTI Fund) as of July 12, 1999. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of July 12, 1999, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Longboat Trust which is comprised of the Maxus OTI Fund as of July 12, 1999, in conformity with generally accepted accounting principles.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 12, 1999

                                 LONGBOAT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 12, 1999



                                             Maxus OTI Fund

     ASSETS:
       Cash in Bank                             $100,000

         Total Assets                            100,000


     LIABILITIES:

         Total Liabilities                             0


     NET ASSETS                                 $100,000


     NET ASSETS CONSIST OF:
      Capital Paid In                           $100,000


     OUTSTANDING SHARES
       Unlimited Number of Shares
       Authorized Without Par Value:
         Class C Shares                                0
         Class D Shares                           10,000

     NET ASSET VALUE PER SHARE:
         Class C Shares                             0.00
         Class D Shares                           $10.00

     OFFERING PRICE PER SHARE:
         Class C Shares                           $10.00
         Class D Shares                           $10.00

     MAXIMUM REDEMPTION PRICE PER SHARE:
         Class C Shares                           $10.00
         Class D Shares                           $10.00




                 See Accountants' Audit Report

                                 LONGBOAT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                  July 12, 1999


1.  ORGANIZATION
    Longboat Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Ohio by a Declaration of Trust dated September 15, 1998. The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which are presently divided into one series of shares, for the Maxus OTI Fund. The Fund is offering Class C Shares and Class D Shares. Each class of shares is identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

    The investment objective of the Fund is capital appreciation.

    The Fund uses an independent custodian. No transactions other than those relating to organizational matters and the sale of 10,000 Class D Shares have taken place to date.

2.  RELATED PARTY TRANSACTIONS
    As of July 12, 1999, 50% of the outstanding shares are owned by Resource Management, Inc. ("RMI") and 50% of the outstanding shares are owned by The Sachs Company. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Resource Management, Inc. is controlled by Richard A. Barone, the Chairman of the Fund. The Sachs Company is controlled by Morton H. Sachs, a trustee of the Fund.

    Maxus Asset Management, Inc. (MAM), the Fund's investment adviser, is a wholly-owned subsidiary of Resource Management, Inc. ("RMI"). MAM is registered as an investment adviser under the Investment Advisers Act of 1940. The Sachs Company, the Fund's sub-adviser, is registered under the Investment Advisers Act of 1940.

    As compensation for MAM's services rendered to the Fund, such Fund pays a fee, computed and paid monthly, at an annual rate of 1% of the average value of the Fund's daily net assets. MAM pays The Sachs Company 0.50% of the Fund's average daily net assets.

    Maxus Information Systems, Inc. ("MIS") is the Fund's Transfer, Redemption and Dividend Distributing Agent. MIS has also entered into administration and accounting services agreement with the Fund. MIS is a subsidiary of RMI, the parent company of the Adviser.

    The  Fund has adopted a distribution and service plan pursuant to Rule 12b-1
    under  the  Act.   Maxus  Securities Corp., a  wholly  owned  subsidiary  of
    Resource Management, Inc.,  and The Sachs

                                 LONGBOAT TRUST
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                  July 12, 1999


2.  RELATED PARTY TRANSACTIONS
   Company have entered into distribution agreements with the Fund to serve as distributors of the Fund's shares. Each distributor will be entitled to a distribution fee equal to 0.60% of the Fund's average daily net assets of Class C shares which were sold through such distributor.

3.  CAPITAL STOCK AND DISTRIBUTION
    At July 12, 1999, an unlimited number of shares were autho- rized and paid in capital amounted to $100,000 each for the Maxus OTI Fund. Transactions in capital stock were as follows:

                                               Maxus OTI Fund

    Shares Sold:
      Class C Shares                                 0
      Class D Shares                            10,000

    Shares Redeemed:
      Class C Shares                                 0
      Class D Shares                                 0
    Net Increase:
      Class C Shares                                 0
      Class D Shares                            10,000

    Shares Outstanding:
      Class C Shares                                 0
      Class D Shares                            10,000

                             PART C

                       OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a)  Financial Statements:

               The Financial Statements filed as part of this Registration Statement are as follows:

               Statement of Assets and Liabilities as of July 12, 1999, together with Report of Independent Certified Public Accountants dated July 12, 1999.

          (b)  Exhibits:

               Exhibit
               Number    Description

               1         Registrant's Declaration of Trust.*

               2         Registrant's By-Laws.*

               3         None.

               4         None.

               5(a)      Investment Advisory and Administration Agreement.

               5(b)      Sub-Advisory Agreement

               6(a)      Distribution  Agreement  with  Maxus  Securities
                         Corp.*

               6(b)      Distribution  Agreement with Morton  H.  Sachs  &
                         Company.*

               7         None.

               8         Custody Agreement.*

               9(a)      Administration Agreement.*

               9(b)      Accounting Services Agreement.*

               10        Opinion and consent.

               11        Consent of Independent Auditors.

               12        None.
               13              Subscription  Agreements between  the  Trust  and
                         (a) Resource Management Inc. and (b) Morton H. Sachs  &
                         Company


               15(b)     Plan of  Distribution  pursuant to Rule 12b-1  (Class C
                         Shares).

               27        Financial Data Schedule.*

*Previously filed.


Item 25.  Persons Controlled by or Under Common Control with Registrant.

          The Fund, together with Maxus Income Fund, Maxus Equity Fund, Maxus Laureate Fund and MaxFund Trust (four other investment companies), may be deemed to be under common control on the basis of the fact that Richard A. Barone, the Chairman of the Fund, is also Chairman of the other four investment companies.

          In addition, the Fund and Resource Management Inc. (together with its subsidiaries, MAM, MSC and MSS) may be deemed to be under common control of Richard A. Barone, the Chairman of the Fund and the President and controlling shareholder of Resource Management Inc.

Item 26.  Number of Holders of Securities.

          As of the date of this Registration Statement, there were two record holders of the Fund's Shares of Beneficial Interest.

Item 27.  Indemnification.

          Reference is made to Article VIII of the Registrant's Declaration of Trust filed as Exhibit 1. The application of these provisions is limited by Article 10 of the Registrant's By-laws filed as Exhibit 2 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

          Reference  is  made  to  the  section  in  the   Prospectus   entitled
          SInvestment Management".

Item 29.  Principal Underwriters.

          (a) Maxus Securities Corp, the distributor for the Fund, also distributes securities for Maxus Income Fund, Maxus Equity Fund, Maxus Laureate Fund and MaxFund Trust.

          (b) The following information is provided with respect to each director and officer of Maxus Securities Corp:

Name and Principal     Positions & Offices   Positions & Offices
Business Address       with Underwriter      with Registrant

Richard A. Barone      President, Treasurer  Chairman, Treasurer
The Tower at Erieview  and Director          and a Trustee
1301 East Ninth Street
Cleveland, Ohio 44114

Robert W. Curtin       Senior Vice President Secretary
The Tower at Erieview  and Secretary
1301 East Ninth Street
Cleveland, Ohio 44114

     The following information is provided with respect to each director and officer of Morton H. Sachs & Company.

Name and Principal  Positions & Offices   Positions & Offices
Business Address*     with Underwriter      with Registrant

Morton H. Sachs        President             Trustee

Royden P. Durham       Vice President        N/A

Charles M. O'Neill     Vice President        N/A

Christopher A. Nunnelley                     Vice President N/A

Jennifer Sachs Dobbins Vice President        N/A

Thomas A. Douglas Jr.  Vice President        N/A

* The principal business address of each such person is 1346 S. Third Street, Louisville, Kentucky 40208.

Item 30.  Location of Accounts and Records.

          All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201.

Item 31.  Management Services.

          Not applicable.

Item 32.  Undertakings.

          The Registrant undertakes (1) to furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a Prospectus is delivered, and (2) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requesting in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES




     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 26th day of July, 1999.

                                             LONGBOAT TRUST

                                             By:
                                                  Richard A. Barone, Chairman



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                          Date


Richard A. Barone     Chairman, Treasurer and Trustee       July 26, 1999
                      (Principal Executive Officer,
                      Financial Officer and Accounting
                      Officer)



Morton H. Sachs       Trustee                               July 26, 1999

                                  Exhibit 5(a)

                INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT



                                   ________________, 1999



Maxus Asset Management Inc.
The Tower at Erieview - 36th Floor
1301 East Ninth Street
Cleveland, OH 44114

Dear Sirs:

     OTI Trust, an Ohio business trust (the "Trust"), herewith confirms its agreement with you ("MAM") as follows:

     The Trust desires to employ its capital by investing and reinvesting the same in investments of the type and in accordance with the limitations specified in its Prospectus as from time to time in effect, copies of which have been or will be submitted to MAM, and in such manner and to such extent as may from time to time be approved by the Board of Trustees of the Trust. The Trust desires to employ MAM to act as the investment adviser and administrator for its investment portfolio Maxus OTI Fund and such other investment portfolios as the Trust may from time to time create (individually, a "Fund" or collectively, the "Funds").

     Subject to the supervision and approval of the Board of Trustees, MAM will provide investment management of each Fund's portfolio in accordance with each Fund's investment objective and policies as stated in its most recent Prospectus delivered to MAM, upon which MAM shall be entitled to rely. In connection therewith, MAM will provide investment research and supervision of each Fund's investments and conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. MAM will furnish to the Trust such statistical information with respect to the investments which each Fund may hold or contemplate purchasing as the Trust may reasonably request. The Board wishes to be kept in touch with important developments materially affecting its portfolio and shall expect MAM, on its own initiative, to furnish to the Board from time to time such information as MAM may believe appropriate for this purpose.

     In providing investment management services to the Trust, MAM shall give primary consideration to securing the most favorable price and efficient execution. In so doing, MAM may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of MAM may be a party. The Trust recognizes that it is desirable that MAM have access to supplemental investment and market research and security and economic analyses provided by brokers and that such brokers may execute brokerage transactions at a higher cost to the Trust than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, MAM is authorized to pay higher brokerage commissions for the purchase and sale of securities for each Fund to brokers who provide such research and analyses, subject to review by the Board of Trustees from time to time with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers may be useful to MAM in connection with its services to other clients.

     On occasions when MAM deems the purchase or sale of a security to be in the best interest of each Fund as well as other clients, MAM, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by MAM in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

     MAM shall provide the Trust with such office facilities and clerical and administrative services necessary to manage the business affairs of the Trust. In addition, MAM will prepare and file various returns, reports and registrations required by Federal and state law and respond to shareholder communications. Subject to the direction of the Board of Trustees, MAM shall be responsible for the overall management of the business affairs of the Trust.

     MAM shall exercise its best judgment in rendering to the Trust the services described above and the Trust agrees as an inducement to MAM's undertaking the same that MAM shall not be liable hereunder for any mistake of judgment or in any other event whatsoever, provided that nothing herein shall be deemed to protect or purport to protect MAM against any liability to the Trust or to its security holders to which MAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of MAM's reckless disregard of its obligations and duties hereunder.

     MAM shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary or useful to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of MAM shall be deemed to include persons employed or otherwise retained by MAM to furnish statistical and other factual data, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as MAM may desire. MAM shall, as agent for the Trust, maintain the Trust's records and books of account (other than those maintained by the Fund's transfer agent, registrar, custodian and other agencies), including records of portfolio transactions. All such books and records so maintained shall be the property of each Fund and, upon request therefore, MAM shall surrender to such Fund such of the books and records so requested.

     MAM shall bear the cost of rendering the investment management, supervisory and administrative services to be performed by it under this Agreement, and shall, at its own expense, pay the compensation of the officers and employees, if any, of the Trust who are employees of MAM, and provide such office space, facilities and equipment, such clerical help and accounting, data processing, bookkeeping and internal auditing services as the Trust shall reasonably require in the conduct of its business and the cost of telephone service, heat, light, power and other utilities provided to the Trust. The Trust shall bear all other expenses to be incurred in the operation of the Trust, including charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing stock certificates, if any; registration costs of the Trust and its shares under Federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of trustees' or members of any advisory board or committee who are not employees of MAM or any corporate affiliate of MAM; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of each Fund's portfolio securities; fees and expenses of legal counsel, including counsel to the trustees who are not interested persons of the Trust or of MAM and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; liability insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to their benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).

     In consideration of services rendered pursuant to this Agreement, the Trust will pay MAM on the first business day of each month a fee at the annual rate of one percent (1%) of the average value of each Fund's daily net assets. Net asset value shall be computed at least once each business day. The fee for the period from the date the initial registration statement of the Fund is declared effective by the Securities and Exchange Commission to the end of the month during which such initial registration shall have been declared effective by the Securities and Exchange Commission shall be prorated according to the proportion which such period bears to the full monthly period, and upon any termination of this Agreement before the end of any month, such fee for such part of a month shall be prorated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement. For the purpose of determining fees payable to MAM, the value of each Fund's net assets shall be computed in the manner specified in such Fund's Prospectus for the computation of the value of such net assets.

     The Trust understands that MAM now acts and will continue to act as investment adviser to various fiduciary or other managed accounts, and the Trust has no objection to MAM's so acting. In addition, it is understood that the persons employed by MAM to assist in the performance of its duties hereunder will not devote their full time to such service and nothing contained herein shall be deemed to limit or restrict the right of MAM or any affiliate of MAM to engage in and devote time and attention to other businesses or to render services of whatever kind or nature.

     The Trust understands that MAM now acts and may in the future act as investment adviser to one or more other investment companies, and the Trust has no objection to MAM's so acting, provided that when two or more companies managed by MAM have available funds for investment in money market instruments, available money market investments will be allocated in accordance with a formula believed to be equitable to each company. It is recognized that in some cases this procedure may adversely affect the size of the position obtainable for the Funds.

     MAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of MAM who may be or become an officer, trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust, to be rendering such services to, or acting solely for, the Fund and not as an officer, partner, employee, or agent or one under the control or direction of MAM even though paid by it.

     This Agreement shall become effective on the date hereof and shall continue in force for a period of two (2) years and from year to year thereafter, provided such continuance is specifically approved at least annually by (i) the Board of Trustees or (ii) as to any Fund, by a vote of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting securities; provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in said Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, at any time by (i) the Board of Trustees on 60 days written notice to MAM or (ii) as to any Fund, by vote of holders of a majority of such Fund's shares on 60 days written notice to MAM or by (iii) MAM on 60 days written notice to the Fund. This Agreement will also terminate automatically in the event of its assignment (as defined in said Act).

     Neither the Trustees, shareholders, officers, employees or agents of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, any obligations of the Trust hereunder, and MAM shall look solely to the property of the Trust for the satisfaction of any claim hereunder.

     If the foregoing is in accordance with your understanding, kindly so indicate by signing and returning to us the enclosed copy hereof.

                                   Very truly yours,

                                   LONGBOAT TRUST


                                   By:__________________________________
Accepted:                             Richard A. Barone, Chairman

MAXUS ASSET MANAGEMENT INC.


By:______________________________

                                  Exhibit 5(b)



Morton H. Sachs & Company
1346 S. Third Street
Louisville, Kentucky  40208

Ladies and Gentlemen:

     This will confirm the agreement by and among Maxus Asset Management Inc. (the "Adviser"), Longboat Trust (the "Trust") and Morton H. Sachs & Company (the "Sub-Adviser") as follows:

     1. The Trust is a registered open-end management investment company currently consisting of one investment portfolio, Maxus OTI Fund (the "Fund"). The Trust engages in the business of investing and reinvesting the assets of the Fund in the manner and in accordance with the investment objective and restrictions specified in the Trust's Registration Statement, as amended from time to time (the "Registration Statement"), filed by the Trust under the Investment Company Act of 1940 (the "Company Act") and the Securities Act of 1933.

     2. The Trust has engaged the Adviser to manage the investing and reinvesting of the Fund's assets and to provide the advisory services specified elsewhere in the Investment Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Adviser, subject to the overall supervision of the Board of Trustees of the Trust (the "Board of Trustees").

     3. The Adviser hereby employs the Sub-Adviser to perform for the Fund certain advisory services and the Sub-Adviser hereby accepts such employment. Each business day, the Sub-Adviser shall furnish the Adviser with recommendations with respect to the purchase and sale of investments for the Fund in accordance with (i) the investment objectives, policies and restrictions of the Fund as set forth in the Registration Statement and (ii) any other limitations or requirements established by the Board of Trustees from time to time as communicated in writing to the Sub-Adviser. The Sub-Adviser shall also furnish such additional reports and information as the Adviser or the Board of Trustees shall reasonably request. The Adviser shall retain the responsibility for determining whether the recommended transactions shall be executed and for effecting such transactions.

     4. The Adviser shall be responsible for the fees paid to the Sub-Adviser for its services. The Sub-Adviser agrees that it shall have no claim against the Trust or the Fund respecting compensation under this Agreement. In consideration of the services to be rendered by the Sub-Adviser under this Agreement, the Adviser shall pay the Sub-Adviser on the first business day of each month a fee at the annual rate of .50 percent of the average value of the Fund's daily net assets. Net asset value will be calculated in the manner set forth in the Advisory Agreement.

     5. It is understood that to assist the Sub-Adviser in performing its duties under this Agreement, Sub-Adviser will contract to obtain a proprietary stock price indicator service from OTI Research Inc. ("OTI"). The Adviser agrees to reimburse Sub-Adviser for a percentage of the amounts paid by Sub- Adviser to OTI, such percentage to be agreed upon from time to time by Adviser and Sub-Adviser. Any such contract between Sub-Adviser and OTI (i) shall be subject to the prior approval of Adviser which approval shall not be unreasonably withheld (ii) shall provide that the Adviser is a third-party beneficiary of such contract and that the Adviser shall succeed to all rights of Sub-Adviser under such contract if this Sub-Advisory Agreement is terminated for any reason,
(iii) shall continue in effect for so long as the Adviser is the investment adviser to the Fund, and (iv) shall provide that all reports and analyses which are related to probable future movements of stocks, industry sectors and the market indexes and other reports which are produced and may be produced in the future which are directly relevant to the Fund's portfolio, for as long as the Fund is in operation and continues to maintain a minimum market value after two years of operation in excess of $10,000,000.00, shall be transmitted to the Adviser and the Sub-Adviser at least one hour before such reports and analyses are transmitted to any other party or OTI client and that such reports and analyses shall not be transmitted to any other party or OTI client before 10:00 a.m. eastern time. Notwithstanding the above, OTI and the Sub-Adviser do retain and shall in the future retain a separate, independent and completely unrestricted use of all the information provided by OTI as it relates to accounts held individually by the individual principals of OTI and the Sub-Adviser, within OTI or the Sub-Adviser and for use by OTI and/or the Sub-Adviser in the management of any fund wherein the principals of OTI and/or the Sub-Adviser or OTI and/or the Sub-Adviser is an Adviser to a fund, company or pool of assets under management. The principals of OTI and the Sub-Adviser or OTI and/or the Sub-Adviser in the management of any other funds will not use any information provided by OTI, in advance of the Adviser's access via fax, E-mail or other means to the same said information from OTI. The Adviser will not be allowed to provide any of the information supplied to the Adviser by OTI and/or by the Sub-Adviser in any manner to any other party for any reason or use.

     6. Sub-Adviser represents, warrants and agrees as follows:

          (a) Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act");

          (b)  Sub-Adviser   shall  maintain  all  licenses  and   registrations
               necessary to perform its duties hereunder in good order.

          (c) Sub-Adviser shall conduct its responsibilities under this Agreement at all times in conformance with the Advisers Act, the Company Act, and any other applicable state and/or self-regulatory organization regulations.

          (d) Sub-Adviser shall be responsible for providing the personnel, office space and equipment necessary to fulfill its obligations under this Agreement and, except as specifically set forth in Paragraph 5, shall pay all expenses incurred by it in fulfilling such obligations.

     7. The Adviser and the Trust understand that Sub-Adviser now acts and will continue to act as investment adviser to various fiduciary or other managed accounts, and the Adviser and the Trust have no objection to Sub-Adviser so acting. In addition, it is understood that the persons employed by Sub-Adviser to assist in the performance of its duties hereunder will not devote their full time to such service and nothing contained herein shall be deemed to limit or restrict the right of Sub-Adviser or any affiliate of Sub-Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. The Adviser and the Trust understand that Sub-Adviser now acts and may in the future act as investment adviser to one or more other investment companies, and the Advisor and the Trust have no objection to Sub-Adviser so acting.

     8. Sub-Adviser shall exercise its best judgment in rendering to the Adviser and the Trust the services described above and the Adviser and the Trust agree as an inducement to Sub-Adviser's undertaking the same that Sub-Adviser shall not be liable hereunder for any mistake of judgment or in any other event whatsoever, provided that nothing herein shall be deemed to protect or purport to protect Sub-Adviser against any liability to the Adviser or the Trust or to the Trust's security holders to which Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of Sub-Adviser's reckless disregard of its obligations and duties hereunder.

     9. Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Adviser or the Fund in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of Sub-Adviser who may be or become an officer, trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust, to be rendering such services to, or acting solely for, the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Sub-Adviser even though paid by it.

     10. This Agreement shall become effective on the date hereof and shall continue in force for so long as the Adviser is the investment adviser to the Trust, provided that this Agreement shall continue in force for a period of more than two years from the date hereof only so long as such continuance is specifically approved at least annually by (i) the Board of Trustees or (ii) by a vote of a majority (as defined in the Company Act) of the Fund's outstanding voting securities; provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the Company Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, at any time by (i) the Board of Trustees on 60 days written notice to Sub-Adviser, (ii) by vote of holders of a majority of the Fund's outstanding voting securities on 60 days written notice to Sub-Adviser or (iii) by Sub-Adviser on 60 days written notice to the Trust and the Adviser. This Agreement will also terminate automatically in the event of its assignment (as defined in the Company Act).

     11. Neither Adviser nor Sub-Adviser shall take any action which would cause a termination of the Advisory Agreement or this Agreement without the consent of the other, which consent shall not be unreasonably withheld.

     12. Adviser and Sub-Adviser shall for all purposes herein be deemed to be independent contractors and, unless expressly authorized to do so, shall have no authority to act for or represent the Trust, the Fund, or each other in any way, or in any way be deemed an agent for the Trust, the Fund, or each other.

     13. This contract shall be governed by and construed in accordance with the laws of the State of Ohio.

     14. Neither the Trustees, shareholders, officers, employees or agents of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, any obligations of the Trust, and the Adviser and the Sub-Adviser shall look solely to the property of the Trust for the satisfaction of any claim.

     If the foregoing correctly sets forth the agreement by and among the Trust, the Adviser and the Sub-Adviser, please so indicate by signing and returning to the Company the enclosed copy hereof.

                                Very truly yours,

                              MAXUS ASSET MANAGEMENT INC.

                              By:
                                           Richard A. Barone, President
Accepted and Agreed:

MORTON H. SACHS & COMPANY

By:
     Morton H. Sachs, President

LONGBOAT TRUST

By:
     Richard A. Barone, Chairman

                                   Exhibit 10


June 25, 1999


Longboat Trust
The Tower at Erieview, 36th Floor
1301 East Ninth Street
Cleveland, OH 44114


Gentlemen:

We have acted as counsel for Longboat Trust, an Ohio business trust (the "Trust") in connection with the filing by the Trust of a Registration Statement on Form N-1A pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (the "Registration Statement") with respect to the proposed sale of an indefinite number of shares (the "Shares") of the classes designated Class C Shares and Class D Shares of the Maxus OTI Series, a series of shares of beneficial interest in the Maxus OTI Fund, a separate investment portfolio of the Trust.

We have examined and relied upon originals or copies, certified or otherwise identified to our satisfaction as being true copies, of all such records of the Trust, all such agreements, certificates of officers of the Trust, public officials and others, and such other documents, certificates and other records as we have deemed necessary as a basis for the opinions expressed in this letter, including, without limitation, the Declaration of Trust, as amended, of the Trust (the "Declaration of Trust"), the By-laws of the Trust and the records of proceedings of the Trustees of the Trust from the date of formation.

In our examination, we have assumed the genuineness of all signatures, the legal capacity of all natural persons, the authenticity of all documents submitted to us as originals, and the conformity to original documents of all documents submitted to us as certified or photostatic copies.

We have investigated such questions of law for the purpose of rendering the opinions expressed in this letter as we have deemed necessary. We express no opinion in this letter concerning any law other than the law of the State of Ohio and the federal law of the United States of America.

This opinion is being rendered to you as of June 25, 1999. The opinion expressed herein assumes that there is no change in the facts, circumstances and law in effect on the date of this opinion, particularly as they relate to trust authority and the Trust's good standing under Ohio law.

On the basis of the foregoing, and in reliance thereon, we are of the opinion that the Shares, when issued pursuant to the terms, provisions and conditions set forth in the Declaration of Trust and in the Registration Statement, and upon receipt of full authorized consideration therefor in cash, will be validly issued, fully paid and non-assessable by the Trust.

This opinion is rendered only to the Trust in connection with the filing of the Registration Statement. We consent to the filing of this opinion as Exhibit 10 to the Registration Statement. This letter may not be paraphrased, quoted or summarized, nor may it be duplicated or reproduced in part.





BENESCH, FRIEDLANDER,
  COPLAN & ARONOFF LLP

                           Exhibit 11

McCurdy & Associates CPA's, Inc.




           CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


As independent public accountants, we hereby consent to the use in this Pre-effective Amendment No. 2 to the Registration Statement for Longboat Trust of all references to our firm included in or made a part of this Amendment.



McCurdy & Associates CPA's, Inc.
July 12, 1999

                                  Exhibit 13(a)

                            RESOURCE MANAGEMENT INC.
                        The Tower at Erieview, 36th Floor
                             1301 East Ninth Street
                              Cleveland, Ohio 44114


                                  June 25, 1999


Longboat Trust
The Tower at Erieview, 36th Floor
1301 East Ninth Street
Cleveland, OH 44114

     Re:  Purchase Agreement for Initial Capital

Gentlemen:

     We have purchased from you 5,000 Class D Shares of Maxus OTI Fund, a portfolio of Longboat Trust (formerly named "OTI Trust"), an Ohio business trust (the "Trust"), at a price of $10.00 per share, for an aggregate price of $50,000, to provide the initial capital you require pursuant to Section 14 of the Investment Company Act of 1940 in order to make a public offering of shares of the Fund.

     We hereby represent that we are acquiring said shares for investment and not for distribution or resale to the public.

                                   Very truly yours,

                                   RESOURCE MANAGEMENT INC.


                                   By:  ______________________________
                                        Richard A. Barone, President

                                  Exhibit 13(b)



                   MORTON H. SACHS & COMPANY
                    1346 South Third Street
                   Louisville, Kentucky 40208


                                  June 25, 1999


Longboat Trust
The Tower at Erieview, 36th Floor
1301 East Ninth Street
Cleveland, OH 44114

     Re:  Purchase Agreement for Initial Capital

Gentlemen:

     We have purchased from you 5,000 Class D Shares of Maxus OTI Fund, a portfolio of Longboat Trust (formerly named "OTI Trust"), an Ohio business trust (the "Trust"), at a price of $10.00 per share, for an aggregate price of $50,000, to provide the initial capital you require pursuant to Section 14 of the Investment Company Act of 1940 in order to make a public offering of shares of the Fund.

     We hereby represent that we are acquiring said shares for investment and not for distribution or resale to the public.

                                   Very truly yours,

                                   MORTON H. SACHS & COMPANY


                                   By:  ______________________________
                                        Morton H. Sachs, President

                         Exhibit 15(b)


                         MAXUS OTI FUND

                       Distribution Plan

                         Class C Shares


     Article I.   The Plan

     This Distribution Plan (the "Plan") sets forth the terms and conditions under which Longboat Trust (the "Trust"), on behalf of Maxus OTI Fund (the "Fund"), a series portfolio of the Trust, on behalf of its Class C shareholders, will, after the effective date hereof, pay certain amounts to Maxus Securities Corp. and Morton H. Sachs & Company (individually a "Distributor" and collectively, the "Distributors") in connection with the provision by the Distributors of certain services to the Fund and its Class C shareholders, as set forth herein. Certain of such payments by the Fund may, under Rule 12b-1 of the Securities and Exchange Commission, as from time to time amended (the "Rule"), under the Investment Company Act of 1940, as amended (the "Act"), be deemed to constitute the financing of distribution by the Fund of its shares. This Plan describes all material aspects of such financing as contemplated by the Rule and shall be administered and interpreted, and implemented and continued, in a manner consistent with the Rule.

     Article II.   Distribution and Service Expenses

     The Fund shall pay to the  Distributors  a fee in the amount  specified  in
Article III hereof. Such fee may be spent by the Distributors on any activities or expenses primarily intended to result in the sale of Class C Shares of the Fund, including, but not limited to the payment of Distribution Expenses (as defined below) and Service Expenses (as defined below). Distribution Expenses include but are not limited to, (i) compensation to securities dealers and other persons and organizations ("Service Organizations") for providing distribution assistance with respect to Class C Shares, and (ii) otherwise promoting the sale of Class C Shares, including paying for the preparation of advertising and sales literature and the printing and distribution of such materials to prospective investors. The fees paid under the Plan are payable without regard to actual expenses incurred.

     Service expenses include payments made to, or on account of, Service Organizations and account executives of selected broker-dealers (including affiliates of the Distributors) and others who furnish personal and shareholder account maintenance services to Class C shareholders of the Fund.

     Article III.   Amount of Expenditures

     To cover Distribution Expenses and Service Expenses, the Fund shall pay to each Distributor a fee at the annual rate of .60% of the average daily net asset value (determined in accordance with the Fund's prospectus as from time to time in effect) of the Class C Shares of the Fund which were sold through such Distributor, provided that the portion of such fees used to cover Service Expenses shall not exceed an annual rate of 0.25% of the average daily net asset value of the Class C Shares of the Fund which were sold through such Distributor. Shares sold by the Fund in response to unsolicited calls by investors will be allocated so that 50% of such shares will be deemed to have been sold through each Distributor. Such expenditures shall be calculated and accrued daily and paid monthly or at such other intervals as the Trustees shall determine.

     Article IV.   Expenses Borne by the Fund

     Notwithstanding any other provision of this Plan, the Trust, the Fund and its investment adviser, Maxus Asset Management Inc. (the "Adviser"), shall bear the respective expenses to be borne by them under the Investment Advisory and Administration Agreement of even date herewith as from time to time continued and amended (the "Advisory Agreement"), and under the Fund's current prospectus as it is from time to time in effect. Except as otherwise contemplated by this Plan, the Trust and the Fund shall not, directly or indirectly, engage in financing any activity which is primarily intended to or should reasonably result in the sale of shares of the Fund.

     Article V.   Approval by Trustees, etc.

     This Plan shall not take effect until it has been approved, together with any related agreements, by votes, cast in person at a meeting called for the purpose of voting on this Plan or such agreements, of a majority (or whatever greater percentage may, from time to time, be required by Section 12(b) of the Act or the rules and regulations thereunder) of (a) all of the Trustees of the Fund and (b) those Trustees of the Fund who are not "interested persons" of the Fund, as such term may be from time to time defined under the Act, and have no direct or indirect financial interest in the operation of this Plan or any agreements related to it (the "Independent Trustees").

     Article VI.   Continuance

     This Plan and any related agreements shall continue in effect for so long as such continuance is specifically approved at least annually in advance in the manner provided for the approval of this Plan in Article V.

     Article VII.   Information

     Each Distributor shall furnish the Fund and its Trustees quarterly, or at such other intervals as the Fund shall specify, a written report of amounts expended or incurred for Distribution Expenses and Services Expenses pursuant to this Plan and the purposes for which such expenditures were made and such other information as the Trustees may request.

     Article VIII.   Termination

     This Plan may be terminated (a) at any time by vote of a majority of the Trustees, a majority of the Independent Trustees, or a majority of the Fund's outstanding voting Class C Shares, or (b) as to either Distributor, by such Distributor on 60 days' notice in writing to the Fund.

     Article IX.   Agreements

     Each agreement with any person relating to implementation of this Plan shall be in writing, and each agreement related to this Plan shall provide:

     (a) That, with respect to the Fund, such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by vote of a majority of the Fund's then outstanding Class C Shares.

     (b) That such agreement shall terminate automatically in the event of its assignment.

     Article X.   Amendments



     This Plan may not be amended to increase the maximum amount of the fees payable by the Fund hereunder without the approval of a majority of the outstanding voting Class C Shares of the Fund. No material amendment to the Plan shall, in any event, be effective unless it is approved in the same manner as is provided for approval of this Plan in Article V.

     Article XI.   Limitation of Liability

     The names "Longboat Trust" and "Maxus OTI Fund" are the designations of the Trustees under the Declaration of Trust, dated September 15, 1998, as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the State of Ohio. The obligations of the Trust and the Fund are not personally upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the Fund's property shall be bound. No series of the Trust shall be responsible for the obligations of any other series of the Trust.

     IN WITNESS WHEREOF, the Trust has executed this Distribution Plan effective as of the ____ day of _______________, 1999.

LONGBOAT TRUST - MAXUS OTI FUND    MAXUS SECURITIES CORP.


By                                 By
     Richard A. Barone,                      Richard A. Barone,
     Chairman                                President

                                   MORTON H. SACHS & COMPANY

                                   By
                                        Morton H. Sachs,
                                        President

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933